Leases (Details 1) - Veraxa Biotech A G [Member] - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Total expected lease payments	SFr 1,209,082
Less: imputed interest	(68,434)
Total lease liability	1,140,648
Less: current lease liability	(257,095)	SFr (156,403)
Non-current lease liability	883,553	SFr 708,082
One Year [Member]
Entity Information [Line Items]
2029	291,276
Two Years [Member]
Entity Information [Line Items]
2029	296,938
Three Years [Member]
Entity Information [Line Items]
2029	305,846
Four Years [Member]
Entity Information [Line Items]
2029	SFr 315,022